INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current
Restricted short-term deposit	$ 174,693	$ 265,123
US Treasury bills	11,160,527
Mutual funds	6,438,416	2,913,519
Other investments	1,108,752	2,222,491
Other financial assets	18,882,388	5,401,133
Non-current
Shares of Bioceres S.A.	444,735	444,870
Other marketable securities	659,983	174,971
Other financial assets	$ 1,104,718	$ 619,841